SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE – 13 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2025, up through the date the Company issued the unaudited condensed consolidated financial statements.

On December 17, 2025, the Company held an extraordinary general meeting of shareholders (the “2025 Extraordinary General Meeting”). At the meeting, the shareholders approved, by way of special resolution, proposals relating to (i) the redesignation and reclassification of the Company’s share capital. The authorized share capital remains US$500,000 but now comprises 400,000,000 Class A ordinary shares (1 vote per share), 50,000,000 Class B ordinary shares (25 votes per share), and 50,000,000 undesignated shares. In connection with this approval, the 59,564,571 previously issued ordinary shares were redesignated into 53,493,467 Class A shares and 6,071,104 Class B shares (all held by Top Elect Group Limited), resulting in Top Elect Group Limited holding a significant concentration of voting power among holders of the Class B ordinary shares. (ii) the replacement of Clause 8 of the Company’s existing amended and restated memorandum of association, and (iii) the adoption of the Second Amended and Restated Memorandum of Association and Second Amended and Restated Articles of Association of the Company (the “New Amended and Restated Memorandum and Articles of Association”).

The New Amended and Restated Memorandum and Articles of Association were adopted in substitution for and to the exclusion of the Company’s then-effective amended and restated memorandum of association and articles of association, and reflect, among other matters, the implementation of a multi-class share structure and the rights and privileges of the Company’s Class A ordinary shares and Class B ordinary shares.